FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL AND CAPITAL RISK MANAGEMENT
summarizes the maturities of the Company's financial liabilities
	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 – 3 years	4 – 5 years	After 5 years
Accounts payable and accrued liabilities	$4,828	$4,828	$4,828	$-	$-	$-
Other liabilities	926	1,000	400	600
Lease liability	172	182	168	14	-	-
Total	$5,926	$6,010	$5,396	$614	$-	$-